Additional Information: Condensed Financial Statements of Parent Company (Condensed Statements of Comprehensive Income of Parent Company) (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2016 USD ($)	Jun. 30, 2016 CNY (¥)	Jun. 30, 2015 CNY (¥)	Jun. 30, 2014 CNY (¥)
Condensed Statement of Income Captions [Line Items]
Net revenues		$ 229,117	¥ 1,522,689	¥ 1,271,275	¥ 1,057,733
Cost of services	[1]	(20,618)	(137,023)	(115,918)	(95,353)
Gross Profit		208,499	1,385,666	1,155,357	962,380
Operating expenses		(162,255)	(1,078,329)	(869,236)	(735,454)
Loss from operations		46,244	307,337	286,121	226,926
Other expenses, net		889	5,908	(888)	1,709
Income tax expenses		(8,757)	(58,196)	(53,809)	(49,928)
Net income		42,705	283,822	251,218	185,890
Less: Income allocated to participating preferred shareholders		0	0	0	(708)
Net income attributable to ordinary shareholders		42,705	283,822	251,218	185,182
Comprehensive income:
Net income		42,705	283,822	251,218	185,890
Foreign currency translation adjustment, net of tax		2,970	19,736	(1,487)	992
Total comprehensive income		45,675	303,558	249,731	186,882
Zhaopin [Member]
Condensed Statement of Income Captions [Line Items]
Net revenues		0	0	0	0
Cost of services		0	0	0	0
Gross Profit		0	0	0	0
Operating expenses		(2,765)	(18,367)	(9,837)	(238)
Loss from operations		(2,765)	(18,367)	(9,837)	(238)
Interest expenses, net		(433)	(2,875)	(10,527)	(9,342)
Other expenses, net		0	0	905	(2,161)
Loss before income taxes and investments in subsidiaries and VIEs		(3,198)	(21,242)	(19,459)	(11,741)
Income tax expenses		0	0	0	0
Share of income from investments in subsidiaries and VIEs		45,903	305,064	270,677	197,631
Net income		42,705	283,822	251,218	185,890
Less: Income allocated to participating preferred shareholders		0	0	0	(708)
Net income attributable to ordinary shareholders		42,705	283,822	251,218	185,182
Comprehensive income:
Net income		42,705	283,822	251,218	185,890
Foreign currency translation adjustment, net of tax		2,970	19,736	(1,487)	992
Total comprehensive income		$ 45,675	¥ 303,558	¥ 249,731	¥ 186,882

[1]	Share-based compensation expenses were allocated to cost of services and operating expenses as follows: Cost of services 102 35 2 - Sales and marketing expenses 678 235 11 2 General and administrative expenses 29,463 23,177 4,152 625